Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	AQR Funds
Central Index Key	dei_EntityCentralIndexKey	0001444822
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

FUND SUMMARY: AQR MOMENTUM FUND
INVESTMENT OBJECTIVE
The AQR Momentum Fund (the "Fund") seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	AQR Momentum Fund Class L
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	none
Redemption Fee (as a percentage of amount redeemed or exchanged, only within 60 days)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		AQR Momentum Fund Class L
Management Fee		0.25%
Distribution (12b-1) fee		none
Other Expenses		0.73%
Total Annual Fund Operating Expenses		0.98%
Less: Fee Waiver(s) and/or Expense Reimbursements	[1]	0.49%
Total Annual Fund Operating Expenses after Fee Waiver(s) and/or Expense Reimbursements		0.49%
[1]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than 0.49% for Class L Shares (the "Fee Waiver Agreement"). This arrangement will continue at least through May 1, 2012. The Fee Waiver Agreement may only be terminated with the consent of the Board, including a majority of the Trustees of theTrust who are not "interested persons" of the Trust within the meaning of the 1940 Act and does not extend to interest, taxes, dividend expense, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through May 1, 2012, as discussed in Footnote No. 1 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
AQR Momentum Fund Class L	50	263	494	1,157

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 180% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund will invest primarily in equity or equity-related securities (including, but not limited to, exchange traded funds, equity index futures, and depositary receipts) of large and mid-sized companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive Momentum. The Adviser considers a security to have positive Momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe (as described below) at the time of purchase. In assessing positive Momentum, the Adviser may also consider additional factors, such as the security's return over the most recent month and other time periods. The criteria the Adviser uses for determining positive Momentum may change from time to time.

The Adviser uses a float-adjusted market capitalization approach to weight the securities in the Fund's portfolio. In general, this means that a security's weight in the portfolio at the time of purchase will be proportional to its float-adjusted market capitalization relative to the other securities in the portfolio. As of March 31, 2011, the Adviser considers large and mid-cap U.S. companies to be those that are larger than the  1001 largest U.S. companies. TheAdviser considers large cap U.S. companies to be those companies that typically have at least  $5 billion in market capitalization, and mid cap U.S. companies to be those companies that typically have between  $1.5 billion and  $5 billion in market capitalization. The Adviser will periodically review these thresholds and make adjustments as necessary.

The Fund is expected to have annual turnover in excess of 100%. In light of this high level of turnover, the Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move for or against the Fund). The Adviser will seek to strike a balance between maintaining the desired exposure to positive Momentum while attempting to keep transaction costs reasonably low.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments, as well as exchange-traded-funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund's assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.

To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Common Stock Risk: Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

Counterparty Risk: The Fund may enter into various types of derivative contracts. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty's creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Derivatives Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

High Portfolio Turnover Risk:  To the extent that the Fund makes investments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Manager Risk: If the Fund's portfolio managers make poor investment decisions, it will negatively affect the Fund's investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund's investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mid Cap Securities Risk: The prices of securities of mid cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties ("Models and Data"). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, "model prices" will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Momentum Style Risk: Investing in securities with positive Momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the Momentum style is out of favor, and during which the investment performance of a Fund using a Momentum strategy may suffer.

Securities Lending Risk: The Fund's risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, the Fund is responsible for any loss that might result from its investment of the borrower's collateral.

PERFORMANCE INFORMATION

The performance information below shows summary performance information for the Fund in a bar chart and an average annual  total returns  table. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results.Updated information on the Fund's performance can be obtained by visiting http://www.aqrfunds.com.

Class L Shares—Total Returns for Year Ended December 31, 2010
The bar chart below provides an illustration of how the Fund's performance has varied in each of the indicated calendar years.

Highest Quarterly Return	Lowest Quarterly Return
15.22% (3Q10)	-11.65% (2Q10)
During the first quarter of 2011, the Fund had a total return of 7.22% for Class L Shares.
Average Annual Total Returns for Year Ended December 31, 2010

The following table compares the Fund's average annual total returns for Class L Shares as of December 31, 2010 to the Russell 1000 Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

Average Annual Total Returns - AQR Momentum Fund	One Year	Since Inception	Inception Date
Class L	18.60%	30.90%	Jul 9, 2009
Class L Return After Taxes on Distributions	18.52%	29.93%	Jul 9, 2009
Class L Return After Taxes on Distributions and Sale of Fund Shares	12.18%	25.92%	Jul 9, 2009
Russell 1000 Index (reflects no deductions for fees, expenses or taxes)	16.10%	30.88%

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AQR Funds
Prospectus Date	rr_ProspectusDate	May 1, 2011
AQR Momentum Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed or exchanged, only within 60 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Less: Fee Waiver(s) and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.49%	[1]
Total Annual Fund Operating Expenses after Fee Waiver(s) and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.49%
1 Year	rr_ExpenseExampleYear01	50
3 Years	rr_ExpenseExampleYear03	263
5 Years	rr_ExpenseExampleYear05	494
10 Years	rr_ExpenseExampleYear10	1,157
Annual Return 2010	rr_AnnualReturn2010	18.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	Fund had a total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.65%)
One Year	rr_AverageAnnualReturnYear01	18.60%
Since Inception	rr_AverageAnnualReturnSinceInception	30.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 2009
AQR Momentum Fund | Class L | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.52%
Since Inception	rr_AverageAnnualReturnSinceInception	29.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 2009
AQR Momentum Fund | Class L | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.18%
Since Inception	rr_AverageAnnualReturnSinceInception	25.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 2009
AQR Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: AQR MOMENTUM FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AQR Momentum Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 180% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	180.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through May 1, 2012, as discussed in Footnote No. 1 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will invest primarily in equity or equity-related securities (including, but not limited to, exchange traded funds, equity index futures, and depositary receipts) of large and mid-sized companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive Momentum. The Adviser considers a security to have positive Momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe (as described below) at the time of purchase. In assessing positive Momentum, the Adviser may also consider additional factors, such as the security's return over the most recent month and other time periods. The criteria the Adviser uses for determining positive Momentum may change from time to time.

The Adviser uses a float-adjusted market capitalization approach to weight the securities in the Fund's portfolio. In general, this means that a security's weight in the portfolio at the time of purchase will be proportional to its float-adjusted market capitalization relative to the other securities in the portfolio. As of March 31, 2011, the Adviser considers large and mid-cap U.S. companies to be those that are larger than the  1001 largest U.S. companies. TheAdviser considers large cap U.S. companies to be those companies that typically have at least  $5 billion in market capitalization, and mid cap U.S. companies to be those companies that typically have between  $1.5 billion and  $5 billion in market capitalization. The Adviser will periodically review these thresholds and make adjustments as necessary.

The Fund is expected to have annual turnover in excess of 100%. In light of this high level of turnover, the Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move for or against the Fund). The Adviser will seek to strike a balance between maintaining the desired exposure to positive Momentum while attempting to keep transaction costs reasonably low.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments, as well as exchange-traded-funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund's assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.

To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Common Stock Risk: Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

Counterparty Risk: The Fund may enter into various types of derivative contracts. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty's creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Derivatives Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

High Portfolio Turnover Risk:  To the extent that the Fund makes investments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Manager Risk: If the Fund's portfolio managers make poor investment decisions, it will negatively affect the Fund's investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund's investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mid Cap Securities Risk: The prices of securities of mid cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties ("Models and Data"). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, "model prices" will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Momentum Style Risk: Investing in securities with positive Momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the Momentum style is out of favor, and during which the investment performance of a Fund using a Momentum strategy may suffer.

Securities Lending Risk: The Fund's risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, the Fund is responsible for any loss that might result from its investment of the borrower's collateral.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below shows summary performance information for the Fund in a bar chart and an average annual  total returns  table. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results.Updated information on the Fund's performance can be obtained by visiting http://www.aqrfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.aqrfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class L Shares—Total Returns for Year Ended December 31, 2010
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund's performance has varied in each of the indicated calendar years.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return	Lowest Quarterly Return
15.22% (3Q10)	-11.65% (2Q10)
During the first quarter of 2011, the Fund had a total return of 7.22% for Class L Shares.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Year Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table compares the Fund's average annual total returns for Class L Shares as of December 31, 2010 to the Russell 1000 Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

AQR Momentum Fund | Russell 1000 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.10%
Since Inception	rr_AverageAnnualReturnSinceInception	30.88%

[1]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than 0.49% for Class L Shares (the "Fee Waiver Agreement"). This arrangement will continue at least through May 1, 2012. The Fee Waiver Agreement may only be terminated with the consent of the Board, including a majority of the Trustees of theTrust who are not "interested persons" of the Trust within the meaning of the 1940 Act and does not extend to interest, taxes, dividend expense, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses.

FUND SUMMARY: AQR SMALL CAP MOMENTUM FUND
INVESTMENT OBJECTIVE
The AQR Small Cap Momentum Fund (the "Fund") seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	AQR Small Cap Momentum Fund Class L
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	none
Redemption Fee (as a percentage of amount redeemed or exchanged, only within 60 days)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		AQR Small Cap Momentum Fund Class L
Management Fee		0.35%
Distribution (12b-1) fee		none
Other Expenses		1.50%
Total Annual Fund Operating Expenses		1.85%
Less: Fee Waiver(s) and/or Expense Reimbursements	[1]	1.20%
Total Annual Fund Operating Expenses after Fee Waiver(s) and/or Expense Reimbursements		0.65%
[1]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than 0.65% for Class L Shares (the "Fee Waiver Agreement"). This arrangement will continue at least through May 1, 2012. The Fee Waiver Agreement may only be terminated with the consent of the Board, including a majority of the Trustees of theTrust who are not "interested persons" of the Trust within the meaning of the 1940 Act and does not extend to interest, taxes, dividend expense, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through May 1, 2012, as discussed in Footnote No. 1 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
AQR Small Cap Momentum Fund Class L	66	465	889	2,071

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 380% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund will invest primarily in equity or equity-related securities (including, but not limited to, exchange traded funds, equity index futures, and depositary receipts) of small cap companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive Momentum. The Adviser considers a security to have positive Momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe (as described below) at the time of purchase. In assessing positive Momentum, the Adviser may also consider additional factors, such as the security's return over the most recent month and other time periods. The criteria the Adviser uses for determining positive Momentum may change from time to time.

The Adviser uses a float-adjusted market capitalization approach to weight the securities in the Fund's portfolio. In general, this means that a security's weight in the portfolio at the time of purchase will be proportional to its float-adjusted market capitalization relative to the other securities in the portfolio. Under normal market circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in small cap U.S. companies. As of March 31, 2011, the Adviser considers small-cap U.S. companies to be those companies that are smaller than the 1000  largest U.S. companies. The Adviser considers small cap U.S. companies to be those companies that typically have less than  $1.5 billion in market capitalization. The Adviser will periodically review this threshold and make adjustments as necessary.

The Fund is expected to have annual turnover in excess of 100%. In light of this high level of turnover, the Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move for or against the Fund). The Adviser will seek to strike a balance between maintaining the desired exposure to positive Momentum while attempting to keep transaction costs reasonably low.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments, as well as exchange-traded-funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund's assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.

To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Common Stock Risk: Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

Counterparty Risk: The Fund may enter into various types of derivative contracts. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty's creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Derivatives Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

High Portfolio Turnover Risk:  To the extent that the Fund makes investments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Manager Risk: If the Fund's portfolio managers make poor investment decisions, it will negatively affect the Fund's investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund's investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties ("Models and Data"). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, "model prices" will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Momentum Style Risk: Investing in securities with positive Momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the Momentum style is out of favor, and during which the investment performance of a Fund using a Momentum strategy may suffer.

Securities Lending Risk: The Fund's risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, the Fund is responsible for any loss that might result from its investment of the borrower's collateral.

Small Cap Securities Risk: The Fund will invest its assets in the stocks of companies with smaller market capitalizations. While the Adviser believes these investments may provide significant potential for appreciation, they involve higher risks in some respects than do investments in stocks of larger companies. For example, prices of such stocks are often more volatile than prices of large-capitalization stocks. In addition, due to thin trading in some such stocks, an investment in these stocks may be more illiquid (i.e., harder to sell) than that of larger capitalization stocks. Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.

PERFORMANCE INFORMATION

The performance information below shows summary performance information for the Fund in a bar chart and an average annual  total returns  table. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results.Updated information on the Fund's performance can be obtained by visiting http://www.aqrfunds.com.

Class L Shares—Total Returns for Year Ended December 31, 2010
The bar chart below provides an illustration of how the Fund's performance has varied in each of the indicated calendar years.

Highest Quarterly Return	Lowest Quarterly Return
15.81% (4Q10)	-10.46% (2Q10)
During the first quarter of 2011, the Fund had a total return of 9.31% for Class L Shares.
Average Annual Total Returns for Year Ended December 31, 2010

The following table compares the Fund's average annual total returns for Class L Shares as of December 31, 2010 to the Russell 2000 Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

Average Annual Total Returns - AQR Small Cap Momentum Fund	One Year	Since Inception	Inception Date
Class L	27.69%	34.37%	Jul 9, 2009
Class L Return After Taxes on Distributions	27.24%	32.15%	Jul 9, 2009
Class L Return After Taxes on Distributions and Sale of Fund Shares	18.06%	28.10%	Jul 9, 2009
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	26.85%	41.22%

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AQR Funds
Prospectus Date	rr_ProspectusDate	May 1, 2011
AQR Small Cap Momentum Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed or exchanged, only within 60 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Less: Fee Waiver(s) and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.20%	[1]
Total Annual Fund Operating Expenses after Fee Waiver(s) and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	465
5 Years	rr_ExpenseExampleYear05	889
10 Years	rr_ExpenseExampleYear10	2,071
Annual Return 2010	rr_AnnualReturn2010	27.69%
Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.46%)
One Year	rr_AverageAnnualReturnYear01	27.69%
Since Inception	rr_AverageAnnualReturnSinceInception	34.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 2009
AQR Small Cap Momentum Fund | Class L | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	27.24%
Since Inception	rr_AverageAnnualReturnSinceInception	32.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 2009
AQR Small Cap Momentum Fund | Class L | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.06%
Since Inception	rr_AverageAnnualReturnSinceInception	28.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 2009
AQR Small Cap Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: AQR SMALL CAP MOMENTUM FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AQR Small Cap Momentum Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 380% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	380.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through May 1, 2012, as discussed in Footnote No. 1 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will invest primarily in equity or equity-related securities (including, but not limited to, exchange traded funds, equity index futures, and depositary receipts) of small cap companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive Momentum. The Adviser considers a security to have positive Momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe (as described below) at the time of purchase. In assessing positive Momentum, the Adviser may also consider additional factors, such as the security's return over the most recent month and other time periods. The criteria the Adviser uses for determining positive Momentum may change from time to time.

The Adviser uses a float-adjusted market capitalization approach to weight the securities in the Fund's portfolio. In general, this means that a security's weight in the portfolio at the time of purchase will be proportional to its float-adjusted market capitalization relative to the other securities in the portfolio. Under normal market circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in small cap U.S. companies. As of March 31, 2011, the Adviser considers small-cap U.S. companies to be those companies that are smaller than the 1000  largest U.S. companies. The Adviser considers small cap U.S. companies to be those companies that typically have less than  $1.5 billion in market capitalization. The Adviser will periodically review this threshold and make adjustments as necessary.

The Fund is expected to have annual turnover in excess of 100%. In light of this high level of turnover, the Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move for or against the Fund). The Adviser will seek to strike a balance between maintaining the desired exposure to positive Momentum while attempting to keep transaction costs reasonably low.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments, as well as exchange-traded-funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund's assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.

To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in small cap U.S. companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Common Stock Risk: Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

Counterparty Risk: The Fund may enter into various types of derivative contracts. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty's creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Derivatives Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

High Portfolio Turnover Risk:  To the extent that the Fund makes investments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Manager Risk: If the Fund's portfolio managers make poor investment decisions, it will negatively affect the Fund's investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund's investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties ("Models and Data"). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, "model prices" will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Momentum Style Risk: Investing in securities with positive Momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the Momentum style is out of favor, and during which the investment performance of a Fund using a Momentum strategy may suffer.

Securities Lending Risk: The Fund's risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, the Fund is responsible for any loss that might result from its investment of the borrower's collateral.

Small Cap Securities Risk: The Fund will invest its assets in the stocks of companies with smaller market capitalizations. While the Adviser believes these investments may provide significant potential for appreciation, they involve higher risks in some respects than do investments in stocks of larger companies. For example, prices of such stocks are often more volatile than prices of large-capitalization stocks. In addition, due to thin trading in some such stocks, an investment in these stocks may be more illiquid (i.e., harder to sell) than that of larger capitalization stocks. Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below shows summary performance information for the Fund in a bar chart and an average annual  total returns  table. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results.Updated information on the Fund's performance can be obtained by visiting http://www.aqrfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.aqrfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class L Shares—Total Returns for Year Ended December 31, 2010
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund's performance has varied in each of the indicated calendar years.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return	Lowest Quarterly Return
15.81% (4Q10)	-10.46% (2Q10)
During the first quarter of 2011, the Fund had a total return of 9.31% for Class L Shares.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Year Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table compares the Fund's average annual total returns for Class L Shares as of December 31, 2010 to the Russell 2000 Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

AQR Small Cap Momentum Fund | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.85%
Since Inception	rr_AverageAnnualReturnSinceInception	41.22%

[1]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than 0.65% for Class L Shares (the "Fee Waiver Agreement"). This arrangement will continue at least through May 1, 2012. The Fee Waiver Agreement may only be terminated with the consent of the Board, including a majority of the Trustees of theTrust who are not "interested persons" of the Trust within the meaning of the 1940 Act and does not extend to interest, taxes, dividend expense, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses.

FUND SUMMARY: AQR INTERNATIONAL MOMENTUM FUND
INVESTMENT OBJECTIVE
The AQR International Momentum Fund (the "Fund") seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	AQR International Momentum Fund Class L
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	none
Redemption Fee (as a percentage of amount redeemed or exchanged, only within 60 days)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		AQR International Momentum Fund Class L
Management Fee		0.35%
Distribution (12b-1) fee		none
Other Expenses		1.11%
Total Annual Fund Operating Expenses		1.46%
Less: Fee Waiver(s) and/or Expense Reimbursements	[1]	0.81%
Total Annual Fund Operating Expenses after Fee Waiver(s) and/or Expense Reimbursements		0.65%
[1]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than 0.65% for Class L Shares (the "Fee Waiver Agreement"). This arrangement will continue at least through May 1, 2012. The Fee Waiver Agreement may only be terminated with the consent of the Board, including a majority of the Trustees of theTrust who are not "interested persons" of the Trust within the meaning of the 1940 Act and does not extend to interest, taxes, dividend expense, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through May 1, 2012, as discussed in Footnote No. 1 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
AQR International Momentum Fund Class L	66	382	720	1,677

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 269% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund will invest primarily in equity or equity-related securities (including, but not limited to, exchange traded funds, equity index futures, and depositary receipts) of non-U.S. companies that the Adviser determines to have positive Momentum. The Adviser considers a security to have positive Momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe (as described below) at the time of purchase. In assessing positive Momentum, the Adviser may also consider additional factors, such as the security's return over the most recent month and other time periods. The criteria the Adviser uses for determining positive Momentum may change from time to time.

The Adviser uses a float-adjusted market capitalization approach to weight the securities in the Fund's portfolio. In general, this means that a security's weight in the portfolio at the time of purchase will be proportional to its float-adjusted market capitalization relative to the other securities in the portfolio.

The  Fund will generally invest only in developed markets outside  the U.S. As of the date of this Prospectus, the Adviser considers the following 20 countries to be developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Israel, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Adviser considers the Fund's universe to be those large cap companies that are in the top 85% of all eligible securities, in terms of market capitalization, in each of the major developed regions: Asia, Australia, Canada, Europe ex United Kingdom, and the United Kingdom.

The Fund is expected to have annual turnover in excess of 100%. In light of this high level of turnover, the Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move for or against the Fund). The Adviser will seek to strike a balance between maintaining the desired exposure to positive Momentum while attempting to keep transaction costs reasonably low.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments, as well as exchange-traded-funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund's assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.

To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Common Stock Risk: Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

Counterparty Risk: The Fund may enter into various types of derivative contracts. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty's creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Derivatives Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Hedging Transactions Risk: The Adviser from time to time employs various hedging techniques. The success of the Fund's hedging strategy will be subject to the Adviser's ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund's hedging strategy will also be subject to the Adviser's ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

High Portfolio Turnover Risk:  To the extent that the Fund makes investments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Manager Risk: If the Fund's portfolio managers make poor investment decisions, it will negatively affect the Fund's investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund's investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mid Cap Securities Risk: The prices of securities of mid cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties ("Models and Data"). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, "model prices" will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Momentum Style Risk: Investing in securities with positive Momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the Momentum style is out of favor, and during which the investment performance of a Fund using a Momentum strategy may suffer.

Securities Lending Risk: The Fund's risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, the Fund is responsible for any loss that might result from its investment of the borrower's collateral.

PERFORMANCE INFORMATION

The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund . The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results. Updated information on the Fund's performance can be obtained by visiting http://www.aqrfunds.com.

Class L Shares—Total Returns for Year Ended December 31, 2010
The bar chart below provides an illustration of how the Fund's performance has varied in each of the indicated calendar years.

Highest Quarterly Return	Lowest Quarterly Return
20.21% (3Q10)	-14.09% (2Q10)
During the first quarter of 2011, the Fund had a total return of 3.31% for Class L Shares.
Average Annual Total Returns for Year Ended December 31, 2010

The following table compares the Fund's average annual total returns for Class L Shares as of December 31, 2010 to the MSCI World ex-USA Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

Average Annual Total Returns - AQR International Momentum Fund	One Year	Since Inception	Inception Date
Class L	14.11%	25.81%	Jul 9, 2009
Class L Return After Taxes on Distributions	14.13%	25.03%	Jul 9, 2009
Class L Return After Taxes on Distributions and Sale of Fund Shares	9.37%	21.69%	Jul 9, 2009
MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes)	8.95%	24.52%

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AQR Funds
Prospectus Date	rr_ProspectusDate	May 1, 2011
AQR International Momentum Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed or exchanged, only within 60 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Less: Fee Waiver(s) and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.81%	[1]
Total Annual Fund Operating Expenses after Fee Waiver(s) and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	382
5 Years	rr_ExpenseExampleYear05	720
10 Years	rr_ExpenseExampleYear10	1,677
Annual Return 2010	rr_AnnualReturn2010	14.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	Fund had a total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.09%)
One Year	rr_AverageAnnualReturnYear01	14.11%
Since Inception	rr_AverageAnnualReturnSinceInception	25.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 2009
AQR International Momentum Fund | Class L | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.13%
Since Inception	rr_AverageAnnualReturnSinceInception	25.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 2009
AQR International Momentum Fund | Class L | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.37%
Since Inception	rr_AverageAnnualReturnSinceInception	21.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 2009
AQR International Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: AQR INTERNATIONAL MOMENTUM FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AQR International Momentum Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 269% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	269.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through May 1, 2012, as discussed in Footnote No. 1 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will invest primarily in equity or equity-related securities (including, but not limited to, exchange traded funds, equity index futures, and depositary receipts) of non-U.S. companies that the Adviser determines to have positive Momentum. The Adviser considers a security to have positive Momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe (as described below) at the time of purchase. In assessing positive Momentum, the Adviser may also consider additional factors, such as the security's return over the most recent month and other time periods. The criteria the Adviser uses for determining positive Momentum may change from time to time.

The Adviser uses a float-adjusted market capitalization approach to weight the securities in the Fund's portfolio. In general, this means that a security's weight in the portfolio at the time of purchase will be proportional to its float-adjusted market capitalization relative to the other securities in the portfolio.

The  Fund will generally invest only in developed markets outside  the U.S. As of the date of this Prospectus, the Adviser considers the following 20 countries to be developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Israel, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Adviser considers the Fund's universe to be those large cap companies that are in the top 85% of all eligible securities, in terms of market capitalization, in each of the major developed regions: Asia, Australia, Canada, Europe ex United Kingdom, and the United Kingdom.

The Fund is expected to have annual turnover in excess of 100%. In light of this high level of turnover, the Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move for or against the Fund). The Adviser will seek to strike a balance between maintaining the desired exposure to positive Momentum while attempting to keep transaction costs reasonably low.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts and other types of equity-linked derivative instruments, as well as exchange-traded-funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund's assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.

To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Common Stock Risk: Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions.

Counterparty Risk: The Fund may enter into various types of derivative contracts. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty's creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Derivatives Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Hedging Transactions Risk: The Adviser from time to time employs various hedging techniques. The success of the Fund's hedging strategy will be subject to the Adviser's ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund's hedging strategy will also be subject to the Adviser's ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

High Portfolio Turnover Risk:  To the extent that the Fund makes investments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Manager Risk: If the Fund's portfolio managers make poor investment decisions, it will negatively affect the Fund's investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund's investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mid Cap Securities Risk: The prices of securities of mid cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties ("Models and Data"). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, "model prices" will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Momentum Style Risk: Investing in securities with positive Momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the Momentum style is out of favor, and during which the investment performance of a Fund using a Momentum strategy may suffer.

Securities Lending Risk: The Fund's risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, the Fund is responsible for any loss that might result from its investment of the borrower's collateral.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund . The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results. Updated information on the Fund's performance can be obtained by visiting http://www.aqrfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund .
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.aqrfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class L Shares—Total Returns for Year Ended December 31, 2010
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund's performance has varied in each of the indicated calendar years.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return	Lowest Quarterly Return
20.21% (3Q10)	-14.09% (2Q10)
During the first quarter of 2011, the Fund had a total return of 3.31% for Class L Shares.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Year Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table compares the Fund's average annual total returns for Class L Shares as of December 31, 2010 to the MSCI World ex-USA Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

AQR International Momentum Fund | MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.95%
Since Inception	rr_AverageAnnualReturnSinceInception	24.52%

[1]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than 0.65% for Class L Shares (the "Fee Waiver Agreement"). This arrangement will continue at least through May 1, 2012. The Fee Waiver Agreement may only be terminated with the consent of the Board, including a majority of the Trustees of theTrust who are not "interested persons" of the Trust within the meaning of the 1940 Act and does not extend to interest, taxes, dividend expense, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011